SCHEDULE OF DISAGGREGATION OF REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	$ 78,578	¥ 573,566	¥ 571,024	¥ 593,634
Revenue Based on Gross Basis [Member]
Disaggregation of Revenue [Line Items]
Revenues		558,926	555,409	579,629
Revenue Based On Net Basis [Member]
Disaggregation of Revenue [Line Items]
Revenues		14,640	15,615	14,005
CHINA
Disaggregation of Revenue [Line Items]
Revenues		543,774	539,867	556,663
JAPAN
Disaggregation of Revenue [Line Items]
Revenues		29,792	31,157	36,971
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues		301,480	331,220	381,163
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenues		272,086	239,804	212,471
Covering Communications Platform As Service Text Messaging [Member]
Disaggregation of Revenue [Line Items]
Revenues		132,242	136,654	119,416
Covering Communications Platform As Service Voice Calls [Member]
Disaggregation of Revenue [Line Items]
Revenues		35,708	25,958	25,953
Covering Communications Platform As Service Others [Member]
Disaggregation of Revenue [Line Items]
Revenues		21,457	32,799	46,796
Cloudbased Contact Center [Member]
Disaggregation of Revenue [Line Items]
Revenues		268,081	256,961	310,765
Cloudbased Unified Communications and collaboration [Member]
Disaggregation of Revenue [Line Items]
Revenues		116,078	117,554	89,350
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues			¥ 1,098	¥ 1,354